Investments - Effect of Derivative Instruments Not Designated as Hedging Instruments on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Derivatives not designated as hedging instruments | Foreign currency derivative contracts | Other income (expense)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) on Derivative Instruments Recognized in Income	$ (25,786)	$ (1,186)	$ 108